UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07377

Morgan Stanley Insight Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: December 31, 2022

Item 1 - Report to Shareholders

Morgan Stanley Insight Fund

Annual Report

December 31, 2022

Morgan Stanley Insight Fund

Table of Contents (unaudited)

Welcome Shareholder	3
Fund Report	4
Performance Summary	8
Consolidated Expense Example	10
Consolidated Portfolio of Investments	12
Consolidated Statement of Assets and Liabilities	17
Consolidated Statement of Operations	18
Consolidated Statements of Changes in Net Assets	19
Notes to Consolidated Financial Statements	20
Consolidated Financial Highlights	43
Report of Independent Registered Public Accounting Firm	49
Liquidity Risk Management Program	50
U.S. Customer Privacy Notice	51
Trustee and Officer Information	54
Federal Tax Notice	61

Welcome Shareholder,

We are pleased to provide this Annual Report, in which you will learn how your investment in Morgan Stanley Insight Fund (the "Fund") performed during the latest twelve-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the year ended December 31, 2022

Total Return for the 12 Months Ended December 31, 2022
Class A	Class L	Class I	Class C	Class R6*	Class IR	Russell 3000® Growth Index[1]	Lipper Multi-Cap Growth Funds Index[2]
–61.43%	–61.64%	–61.32%	–61.68%	–61.29%	–61.29%	–28.97%	–34.29%

The performance of Morgan Stanley Insight Fund's (the "Fund") six share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

Market Conditions

Counterpoint Global seeks high quality companies, which we define primarily as those with sustainable competitive advantages. We manage concentrated portfolios that are highly differentiated from the benchmark, with securities weighted on our assessment of the quality of the company and our conviction. The value added or detracted in any period of time will typically result from stock selection, given our philosophy and process.

The long-term investment horizon and conviction-weighted, highly active investment approach embraced by Counterpoint Global can result in periods of performance deviation from the benchmark and peers. The portfolio underperformed the Russell 3000® Growth Index (the "Index") this period primarily due to unfavorable stock selection; sector allocations detracted to a lesser extent.

Growth equities, as measured by the Index, declined over the period. There was wide variance in sector performance. Energy, with high double-digit gains, was the top performing sector, while all other sectors had negative performance. Communication services, consumer discretionary and information technology were the weakest performing sectors in the Index over this period.

Fear and uncertainty due to concerns about inflation, rising interest rates, geopolitical tensions and ongoing effects of the global pandemic continued to weigh on market sentiment, contributing to greater volatility and a continued aversion towards high growth equities. We believe this rotation away from high growth equities remains driven primarily by non-fundamental factors. Fundamentals across portfolio holdings have largely remained healthy and in line with our expectations. Despite market volatility, we continue to find many high-quality companies with attractive end-game potential due to compelling fundamentals, strong balance sheets and multiple competitive advantages. We believe today's market offers an attractive opportunity to buy unique companies with strong fundamentals that can be long-term winners over the next three to five years. While we have opportunistically added to some positions and initiated new ones, overall we have made few changes as we remain confident in the long-term prospects for the businesses we own.

Performance Analysis

All share classes of the Fund underperformed the Index and the Lipper Multi-Cap Growth Funds Index for the

12-month period ended December 31, 2022, assuming no deduction of applicable sales charges.

Information technology was by far the greatest detractor in the portfolio this period, due to mixed stock selection. An IT services company that offers a global cloud platform that provides security, performance, and reliability services to the applications of its customers was the biggest detractor in the sector and across the portfolio. The company reported overall healthy results that beat analysts' expectations, but some deceleration in its overall business growth, due to an elongated sales cycle, weighed on investor sentiment.

The portfolio's stock selection in and sector allocations to most other sectors diminished relative performance as well; stock selection in consumer discretionary, communication services and health care were also among the greatest detractors. Nearly all sectors detracted over the period; although an overweight in health care and underweight in consumer discretionary contributed positively, the impact to relative performance was negligible given the Fund's relative underperformance. Utilities — a sector the portfolio has no exposure to — had a negligible impact on relative performance.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 12/31/22
Snowflake, Inc., Class A	7.5%
Royalty Pharma PLC, Class A	6.6
Uber Technologies, Inc.	6.1
Shopify, Inc., Class A	5.8
Trade Desk, Inc., Class A	5.6
Cloudflare, Inc., Class A	5.5
Bill.Com Holdings, Inc.	5.1
Agilon health, Inc.	4.7
Datadog, Inc., Class A	4.5
DoorDash, Inc., Class A	4.3
TOP FIVE INDUSTRIES as of 12/31/22
Information Technology Services	25.2%
Software	14.8
Internet & Direct Marketing Retail	11.5
Road & Rail	7.9
Pharmaceuticals	6.6

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

Under normal circumstances, the Fund's assets will be invested primarily in a portfolio of common stocks of companies with market capitalizations, at the time of purchase, within the capitalization range of the companies comprising the Index, which as of December 31, 2021 was between $8.6 million and $2.7 trillion. The Fund's "Adviser," Morgan Stanley Investment Management Inc., seeks long-term capital appreciation by investing primarily in established and emerging companies. The Adviser emphasizes a bottom-up stock selection process, seeking attractive investments on an individual company basis. In selecting securities for investment, the Adviser typically invests in unique companies it believes have sustainable competitive advantages with above average business visibility, the ability to deploy capital at high rates of return, strong balance sheets and an attractive risk/reward. The Fund may invest in equity securities. The Fund may, but it is not required to, use derivative instruments as discussed in the Fund's prospectus. These derivative instruments will be counted toward the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the money market public website. You may, however, obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free 1 (800) 869-6397 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's web site at http://www.sec.gov.

Performance Summary (unaudited)

Performance of a $10,000 Investment—Class A
Over 10 Years

Average Annual Total Returns—Period Ended December 31, 2022 (unaudited)
Symbol	Class A Shares* (since 07/28/97) CPOAX		Class L Shares** (since 07/28/97) CPOCX	Class I Shares*** (since 07/28/97) CPODX	Class C Shares† (since 04/30/15) MSCMX		Class R6 Shares†† (since 09/13/13) MCRTX	Class IR Shares††† (since 07/12/19) MBIRX
1 Year	–61.43 –63.45[4]	%[3]	–61.64 —%[3]	–61.32 —%[3]	–61.68 –61.85[4]	%[3]	–61.29 —%[3]	–61.29 —%[3]
5 Years	3.03[3] 1.92[4]		2.54[3] —	3.31[3] —	2.30[3] 2.30[4]		3.35[3] —	— —
10 Years	10.82[3] 10.22[4]		10.27[3] —	11.14[3] —	— —		— —	— —
Since Inception	8.07[3] 7.85[4]		7.38[3] —	8.35[3] —	6.20[3] 6.20[4]		9.13[3] —	–8.07[3] —

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im/shareholderreports or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class L, Class I, Class C, Class R6 and Class IR shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Fund's total returns are calculated based on the net asset value as of the last business day of the period.

*  The maximum front-end sales charge for Class A is 5.25%.

**  Class L has no sales charge. Class L shares are closed to new investments.

***  Class I has no sales charge.

†  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††  Class R6 has no sales charge. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

†††  Class IR has no sales charge.

(1)  The Russell 3000® Growth Index measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000® Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper Multi-Cap Growth Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Multi-Cap Growth Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Multi-Cap Growth Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

‡  Ending value assuming a complete redemption on December 31, 2022.

Consolidated Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/22 – 12/31/22.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Consolidated Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	07/01/22	12/31/22	07/01/22 – 12/31/22
Class A
Actual (–9.60% return)	$1,000.00	$904.00	$5.14
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.81	$5.45
Class L
Actual (–9.89% return)	$1,000.00	$901.10	$7.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.04	$8.24
Class I
Actual (–9.45% return)	$1,000.00	$905.50	$4.13
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.87	$4.38
Class C
Actual (–9.88% return)	$1,000.00	$901.20	$8.87
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.88	$9.40
Class R6*
Actual (–9.47% return)	$1,000.00	$905.30	$3.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.07	$4.18
Class IR
Actual (–9.44% return)	$1,000.00	$905.60	$3.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.37	$3.87

  (1)  Expenses are equal to the Fund's annualized expense ratios of 1.07%, 1.62%, 0.86%, 1.85%, 0.82% and 0.76% for Class A, Class L, Class I, Class C, Class R6* and Class IR shares, respectively, multiplied by the average account value over the period and multiplied by 184/365 (to reflect the one-half year period).

  *  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2022

NUMBER OF SHARES		VALUE
	Common Stocks (95.2%)
	Automobiles (0.3%)
235,782	Rivian Automotive, Inc., Class A (a)	$4,345,462
	Biotechnology (1.3%)
145,438	Intellia Therapeutics, Inc. (a)	5,074,332
13,550	Moderna, Inc. (a)	2,433,851
1,372,508	ProKidney Corp. (a)	9,415,405
		16,923,588
	Capital Markets (0.4%)
141,403	Coinbase Global, Inc., Class A (a)(b)	5,004,252
	Chemicals (0.4%)
3,296,372	Ginkgo Bioworks Holdings, Inc. (a)	5,570,869
	Commercial Services & Supplies (0.2%)
2,404,653	Aurora Innovation, Inc. (a)	2,909,630
	Consumer Finance (0.2%)
157,298	Upstart Holdings, Inc. (a)(b)	2,079,480
	Electronic Equipment, Instruments & Components (0.0%)
3,889	Magic Leap, Class A (acquisition cost - $1,890,214; acquired 12/22/15) (a)(c)(d)	—
	Entertainment (4.8%)
1,965,510	ROBLOX Corp., Class A (a)	55,938,415
160,631	Sea Ltd. ADR (a)	8,357,631
		64,296,046
NUMBER OF SHARES		VALUE
	Health Care Providers & Services (5.3%)
3,856,974	Agilon health, Inc. (a)	$62,251,560
311,207	Guardant Health, Inc. (a)	8,464,831
		70,716,391
	Health Care Technology (3.8%)
1,514,139	Doximity, Inc., Class A (a)	50,814,505
	Information Technology Services (25.2%)
39,362	Adyen NV (a)	54,644,255
809,798	Affirm Holdings, Inc. (a)	7,830,747
360,081	Block, Inc., Class A (a)	22,627,490
1,634,228	Cloudflare, Inc., Class A (a)	73,883,448
2,239,274	Shopify, Inc., Class A (a)	77,725,200
691,935	Snowflake, Inc., Class A (a)	99,320,350
		336,031,490
	Interactive Media & Services (2.7%)
1,192,095	ZoomInfo Technologies, Inc., Class A (a)	35,893,980
	Internet & Direct Marketing Retail (11.5%)
2,149,378	Coupang, Inc. (a)	31,617,350
1,172,916	DoorDash, Inc., Class A (a)	57,261,759
852,307	Global-e Online Ltd. (a)	17,591,617
40,847	MercadoLibre, Inc. (a)	34,566,365
379,676	Wayfair, Inc., Class A (a)	12,487,544
		153,524,635
	Leisure Products (1.0%)
1,679,800	Peloton Interactive, Inc., Class A (a)	13,337,612
	Life Sciences Tools & Services (4.1%)
618,237	10X Genomics, Inc., Class A (a)	22,528,557
160,241	Illumina, Inc. (a)	32,400,730
		54,929,287

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2022 continued

NUMBER OF SHARES		VALUE
	Media (5.6%)
1,666,462	Trade Desk, Inc., Class A (a)	$74,707,491
	Pharmaceuticals (6.6%)
2,209,908	Royalty Pharma PLC, Class A	87,335,564
	Road & Rail (7.9%)
7,465,695	Grab Holdings Ltd., Class A (a)	24,039,538
3,292,789	Uber Technologies, Inc. (a)	81,430,672
		105,470,210
	Semiconductors & Semiconductor Equipment (1.9%)
45,870	ASML Holding NV	25,063,368
	Software (11.6%)
629,393	Bill.Com Holdings, Inc. (a)	68,578,661
817,921	Datadog, Inc., Class A (a)	60,117,193
471,336	Gitlab, Inc., Class A (a)	21,417,508
28,819	MicroStrategy, Inc., Class A (a)(b)	4,079,906
		154,193,268
	Specialty Retail (0.4%)
934,852	Carvana Co. (a)(b)	4,431,198
	Total Common Stocks (Cost $2,186,612,879)	1,267,578,326
NUMBER OF WARRANTS
	Warrant (0.0%) (e)
	Chemicals (0.0% (e)
343,913	Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a) (Cost $1,145,230)	68,782
NUMBER OF SHARES		VALUE
	Preferred Stocks (3.2%)
	Software (3.2%)
761,973	Databricks, Inc. Series H (a)(c)(d) (acquisition cost - $55,992,926; acquired 8/31/21)	$41,916,135
197,427	Lookout, Inc., Series F (a)(c)(d) (acquisition cost - $2,255,228; acquired 6/17/14)	927,907
	Total Preferred Stocks (Cost $58,248,154)	42,844,042
	Investment Company (0.6%)
1,027,776	Grayscale Bitcoin Trust (a) (Cost $40,412,002)	8,520,263
NUMBER OF SHARES (000)
	Short-Term Investments (1.1%)
	Securities held as Collateral on Loaned Securities (0.9%)
	Investment Company (0.7%)
9,567	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9)	9,567,174
PRINCIPAL AMOUNT (000)
	Repurchase Agreements (0.2%)
$888	HSBC Securities USA, Inc. (4.27%, dated 12/30/22, due 1/3/23; proceeds $888,097; fully collateralized by a U.S. Government obligation; 4.38% due 5/15/41; valued at $905,431)	887,676

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2022 continued

PRINCIPAL AMOUNT (000)		VALUE
$888	Merrill Lynch & Co., Inc. (4.25%, dated 12/30/22, due 1/3/23; proceeds $888,095; fully collateralized by a U.S. Government obligation; 1.50% due 2/15/25; valued at $905,430)	$887,676
		1,775,352
	Total Securities held as Collateral on Loaned Securities (Cost $11,342,526)	11,342,526
NUMBER OF SHARES (000)
	Investment Company (0.2%)
2,871	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (See Note 9) (Cost $2,871,021)	2,871,021
	Total Short-Term Investments (Cost $14,213,547)	14,213,547
Total Investments Excluding Purchased Options (Cost $2,300,631,812)	100.1%	1,333,224,960
Total Purchased Options Outstanding (Cost $4,466,754)	0.2%	2,842,169
Total Investments (Cost $2,305,098,566) Including $11,348,744 of Securities Loaned (f)(g)(h)	100.3%	1,336,067,129
Liabilities in Excess of Other Assets	(0.3)	(4,024,038)
Net Assets	100.0%	$1,332,043,091

  ADR  American Depositary Receipt.

  (a)  Non-income producing security.

  (b)  All or a portion of this security was on loan at December 31, 2022.

  (c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at December 31, 2022 amounts to $42,844,042 and represents 3.2% of net assets.

  (d)  At December 31, 2022, the Fund held fair valued securities valued at $42,844,042, representing 3.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.

  (e)  Amount is less than 0.05%.

  (f)  The fair value and percentage of net assets, $54,644,255 and 4.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note 1-A within the Notes to the Consolidated Financial Statements.

  (g)  Securities are available for collateral in connection with purchased options.

  (h)  At December 31, 2022, the aggregate cost for federal income tax purposes is $2,529,983,415. The aggregate gross unrealized appreciation is $0 and the aggregate gross unrealized depreciation is $1,193,906,123, resulting in net unrealized depreciation of $1,193,906,123.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Portfolio of Investments  ◼  December 31, 2022 continued

Call Options Purchased:

The Fund had the following call options purchased open at December 31, 2022:

COUNTERPARTY	DESCRIPTION	STRIKE PRICE		EXPIRATION DATE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000)	VALUE	PREMIUMS PAID	UNREALIZED DEPRECIATION
Goldman Sachs International	USD/CNH	CNH	7.87	Oct-23	3,832,346	3,832	$8,991	$18,451	$(9,460)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.53	Jul-23	456,541,099	456,541	1,315,751	2,266,727	(950,976)
Standard Chartered Bank	USD/CNH	CNH	7.57	Aug-23	488,704,358	488,704	1,517,427	2,181,576	(664,149)
							$2,842,169	$4,466,754	$(1,624,585)

CNH — Chinese Yuan Renminbi Offshore

USD — United States Dollar

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Summary of Investments ◼ December 31, 2022

INDUSTRY†	VALUE		PERCENT OF TOTAL INVESTMENTS
Information Technology Services	$336,031,490		25.4%
Software	197,037,310		14.9
Internet & Direct Marketing Retail	153,524,635		11.6
Road & Rail	105,470,210		8.0
Pharmaceuticals	87,335,564		6.6
Media	74,707,491		5.6
Health Care Providers & Services	70,716,391		5.3
Entertainment	64,296,046		4.9
Life Sciences Tools & Services	54,929,287		4.2
Health Care Technology	50,814,505		3.8
Interactive Media & Services	35,893,980		2.7
Semiconductors & Semiconductor Equipment	25,063,368		1.9
Biotechnology	16,923,588		1.3
Leisure Products	13,337,612		1.0
Diversified Financial Services	8,520,263		0.6
Chemicals	5,639,651		0.4
Capital Markets	5,004,252		0.4
Specialty Retail	4,431,198		0.3
Automobiles	4,345,462		0.3
Commercial Services & Supplies	2,909,630		0.2
Investment Companies	2,871,021		0.2
Call Option Purchased	2,842,169		0.2
Consumer Finance	2,079,480		0.2
Electronic Equipment, Instruments & Components	—	††	0.0
	$1,324,724,603	††	100.0%

  †  Does not reflect the value of securities held as collateral on loaned securities.

  ††  Includes a security valued at zero.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities December 31, 2022

Assets:
Investments in securities, at value (cost $2,292,660,371) (Including $11,348,744 for securities loaned)	$1,323,628,934
Investment in affiliate, at value (cost $12,438,195)	12,438,195
Total investments in securities, at value (cost $2,305,098,566)	1,336,067,129
Cash	440,000
Receivable for:
Investments sold	20,171,618
Shares of beneficial interest sold	5,914,811
Securities lending income	492,205
Dividends from affiliate	57,968
Prepaid expenses and other assets	226,169
Total Assets	1,363,369,900
Liabilities:
Collateral on securities loaned, at value	11,342,526
Payable to bank	2,296,167
Due to broker	3,611,000
Payable for:
Shares of beneficial interest redeemed	12,174,598
Advisory fee	822,299
Transfer and sub transfer agent fees	442,794
Distribution fee	244,503
Administration fee	101,002
Accrued expenses and other payables	291,920
Total Liabilities	31,326,809
Net Assets	$1,332,043,091
Composition of Net Assets:
Paid-in-Capital	$3,595,438,985
Total Accumulated Loss	(2,263,395,894)
Net Assets	$1,332,043,091
Class A Shares:
Net Assets	$660,505,473
Shares Outstanding (unlimited shares authorized, $0.01 par value)	38,212,849
Net Asset Value Per Share	$17.28
Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$18.24
Class L Shares:
Net Assets	$11,948,949
Shares Outstanding (unlimited shares authorized, $0.01 par value)	1,653,807
Net Asset Value Per Share	$7.23
Class I Shares:
Net Assets	$501,517,725
Shares Outstanding (unlimited shares authorized, $0.01 par value)	23,392,600
Net Asset Value Per Share	$21.44
Class C Shares:
Net Assets	$83,720,944
Shares Outstanding (unlimited shares authorized, $0.01 par value)	12,502,321
Net Asset Value Per Share	$6.70
Class R6 Shares:*
Net Assets	$74,342,534
Shares Outstanding (unlimited shares authorized, $0.01 par value)	3,430,499
Net Asset Value Per Share	$21.67
Class IR Shares:
Net Assets	$7,466
Shares Outstanding (unlimited shares authorized, $0.01 par value)	343
Net Asset Value Per Share	$21.77

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statement of Operations For the year ended December 31, 2022

Net Investment Loss: Income
Dividends (net of $130,270 foreign withholding tax)	$2,970,295
Income from securities loaned - net	1,971,407
Dividends from affiliate (Note 9)	396,127
Total Income	5,337,829
Expenses
Advisory fee (Note 4)	17,058,791
Distribution fee (Class A shares) (Note 5)	2,974,157
Distribution fee (Class L shares) (Note 5)	166,450
Distribution fee (Class C shares) (Note 5)	1,628,950
Sub transfer agent fees and expenses (Class A shares)	1,386,386
Sub transfer agent fees and expenses (Class L shares)	15,444
Sub transfer agent fees and expenses (Class I shares)	1,298,156
Sub transfer agent fees and expenses (Class C shares)	153,281
Administration fee (Note 4)	2,133,927
Shareholder reports and notices	468,542
Registration fees	417,105
Transfer agent fees and expenses (Class A shares) (Note 7)	87,482
Transfer agent fees and expenses (Class L shares) (Note 7)	6,655
Transfer agent fees and expenses (Class I shares) (Note 7)	150,238
Transfer agent fees and expenses (Class C shares) (Note 7)	17,243
Transfer agent fees and expenses (Class R6 shares)* (Note 7)	14,804
Transfer agent fees and expenses (Class IR shares) (Note 7)	1,913
Professional fees	207,404
Custodian fees (Note 8)	104,599
Trustees' fees and expenses	49,406
Other	110,621
Total Expenses	28,451,554
Less: rebate from Morgan Stanley affiliated cash sweep (Note 9)	(57,793)
Less: reimbursement of class specific expenses (Class R6 shares)* (Note 4)	(4,749)
Less: reimbursement of class specific expenses (Class IR shares) (Note 4)	(741)
Net Expenses	28,388,271
Net Investment Loss	(23,050,442)
Realized and Unrealized Gain (Loss): Realized Loss on:
Investments	(1,290,468,196)
Foreign currency translation	(55,179)
Net Realized Loss	(1,290,523,375)
Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,923,103,864)
Foreign currency translation	4,507
Net Change in Unrealized Appreciation (Depreciation)	(1,923,099,357)
Net Loss	(3,213,622,732)
Net Decrease in Net Assets Resulting from Operations	$(3,236,673,174)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Statements continued

Consolidated Statements of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2022	FOR THE YEAR ENDED DECEMBER 31, 2021
Increase (Decrease) in Net Assets: Operations:
Net investment loss	$(23,050,442)	$(63,563,142)
Net realized gain (loss)	(1,290,523,375)	955,288,001
Net change in unrealized appreciation (depreciation)	(1,923,099,357)	(1,392,769,163)
Net Decrease in Net Assets Resulting from Operations	(3,236,673,174)	(501,044,304)
Dividends and Distributions to Shareholders from:
Net realized gain:
Class A shares	(250,476,629)	(356,633,113)
Class L shares	(7,842,041)	(9,097,212)
Class I shares	(168,460,165)	(329,427,045)
Class C shares	(56,023,485)	(76,716,939)
Class R6 shares*	(22,819,431)	(24,000,568)
Class IR shares	(2,237)	(22,195,273)
Total Dividends and Distributions to Shareholders	(505,623,988)	(818,070,150)
Net increase (decrease) from transactions in shares of beneficial interest	(1,077,080,306)	8,176,127
Net Decrease	(4,819,377,468)	(1,310,938,327)
Net Assets:
Beginning of period	6,151,420,559	7,462,358,886
End of Period	$1,332,043,091	$6,151,420,559

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2022

1. Organization and Accounting Policies

Morgan Stanley Insight Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. The Fund's investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on October 17, 1995 and commenced operations on February 27, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class L shares, Class I shares, Class C shares, Class R6 shares and Class IR shares. The six classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year. Class L shares, Class I shares, Class R6 shares and Class IR shares are not subject to a sales charge. Additionally, Class A shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class L shares to all investors (April 30, 2015). Class L shareholders of the Fund do not have the option of purchasing additional Class L shares. However, the existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The following is a summary of significant accounting policies:

The Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Insight Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of December 31, 2022, the Subsidiary represented $11,511,345 or 0.86% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

In June 2022, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (ASU) No. 2022-03, Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions ("ASU 2022-03"), which clarifies the guidance in ASC Topic No. 820 on the fair value measurement of an equity security that is subject to a contractual sale restriction and introduces new disclosures related to such equity security. ASU 2022-03 clarifies that a contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security's unit of account. Accordingly, an entity should not consider the contractual sale restriction when measuring the equity security's fair value (i.e., the entity should not apply a discount related to the contractual sale restriction, as stated in ASC 820-10-35-36B as amended by ASU 2022-03). In addition, ASU 2022-03 prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. The new guidance is effective for public companies with annual reporting periods in fiscal years beginning after December 15, 2023, and interim periods in the following year, with early adoption permitted. At this time, management is currently evaluating the impact of ASU 2022-03.

A. Valuation of Investments — (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (4) foreign exchange transactions ("spot contracts") and foreign exchange forward contracts ("forward contracts") are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (6) fixed income securities may be valued by an outside pricing service/vendor approved by the Trustees. The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security's fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (7) Private Investment in Public Equity ("PIPE") investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

In connection with Rule 2a-5 of the Act, which became effective September 8, 2022, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, realized and unrealized gain (loss) and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

D. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Consolidated Statement of Operations.

E. Repurchase Agreements — The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

F. Securities Lending — The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from securities loaned — net" in the Fund's Consolidated Statement of Operations.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

The following table presents financial instruments that are subject to enforceable netting arrangements as of December 31, 2022:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

GROSS ASSET AMOUNT PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES		FINANCIAL INSTRUMENT	COLLATERAL RECEIVED		NET AMOUNT (NOT LESS THAN $0)
$11,348,744	(a)	$—	$(11,348,744	)(b)(c)	$0

(a)  Represents market value of loaned securities at year end.

(b)  The Fund received cash collateral of $11,342,526, which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of $18,034 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c)  The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowings.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of December 31, 2022:

	REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
	OVERNIGHT AND CONTINUOUS	<30 DAYS	BETWEEEN 30 & 90 DAYS	>90 DAYS	TOTAL
Securities Lending Transactions
Common Stocks	$11,342,526	$—	$—	$—	$11,342,526
Total Borrowings	$11,342,526	$—	$—	$—	$11,342,526
Gross amount of recognized liabilities for securities lending transactions					$11,342,526

G. Restricted Securities — The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities, if any, are identified in the Consolidated Portfolio of Investments.

H. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

I. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

J. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

FASB ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of December 31, 2022:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets:
Common Stocks
Automobiles	$4,345,462	$—	$—		$4,345,462
Biotechnology	16,923,588	—	—		16,923,588
Capital Markets	5,004,252	—	—		5,004,252
Chemicals	5,570,869	—	—		5,570,869
Commercial Services & Supplies	2,909,630	—	—		2,909,630
Consumer Finance	2,079,480	—	—		2,079,480
Electronic Equipment, Instruments & Components	—	—	—	†	—	†
Entertainment	64,296,046	—	—		64,296,046
Health Care Providers & Services	70,716,391	—	—		70,716,391
Health Care Technology	50,814,505	—	—		50,814,505
Information Technology Services	281,387,235	54,644,255	—		336,031,490
Interactive Media & Services	35,893,980	—	—		35,893,980
Internet & Direct Marketing Retail	153,524,635	—	—		153,524,635
Leisure Products	13,337,612	—	—		13,337,612
Life Sciences Tools & Services	54,929,287	—	—		54,929,287
Media	74,707,491	—	—		74,707,491
Pharmaceuticals	87,335,564	—	—		87,335,564
Road & Rail	105,470,210	—	—		105,470,210
Semiconductors & Semiconductor Equipment	25,063,368	—	—		25,063,368
Software	154,193,268	—	—		154,193,268
Specialty Retail	4,431,198	—	—		4,431,198
Total Common Stocks	1,212,934,071	54,644,255	—	†	1,267,578,326	†
Warrant
Chemicals	68,782	—	—		68,782
Preferred Stocks
Software	—	—	42,844,042		42,844,042
Investment Company	8,520,263	—	—		8,520,263
Call Options Purchased	—	2,842,169	—		2,842,169

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS		TOTAL
Assets (cont'd):
Short-Term Investments
Investment Company	$12,438,195	$—	$—		$12,438,195
Repurchase Agreements	—	1,775,352	—		1,775,352
Total Short-Term Investments	12,438,195	1,775,352	—		14,213,547
Total Assets	$1,233,961,311	$59,261,776	$42,844,042	†	$1,336,067,129	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCK		PREFERRED STOCKS
Beginning Balance	$—		$58,239,279	†
Purchases	—		—
Sales	—		—
PIPE transactions	—		—
Transfers in	—	†	—
Transfers out	—		(—	)†
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		(15,395,237)
Realized gains (losses)	—		—
Ending Balance	$—	†	$42,844,042
Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2022	$—		$(15,395,237)

†  Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of December 31, 2022.

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

	FAIR VALUE AT DECEMBER 31, 2022	VALUATION TECHNIQUE	UNOBSERVABLE INPUT	AMOUNT OR RANGE/ WEIGHTED AVERAGE*	IMPACT TO VALUATION FROM AN INCREASE IN INPUT**
Preferred Stocks	$42,844,042	Discounted Cash Flow	Weighted Average Cost of Capital	12.5%–15.0%/14.0%	Decrease
			Perpetual Growth Rate	3.0%–4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.9x–14.0x/12.7x	Increase
			Discount for Lack of Marketability	15.0%–16.0%/15.0%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	9.3x	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivative instruments used by the Fund will be counted towards the Fund's exposure in the types of securities listed herein to the extent they have economic characteristics similar to such securities. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid, arising from margin and payment requirements, risks arising from mispricing or valuation complexity and operational and legal risks. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments,

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options — In respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE

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transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity.

As of December 31, 2022, the Fund did not have any open PIPE contract.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of December 31, 2022:

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Currency Risk	Investments, at Value (Purchased Options)	$2,842,169	(d)

(d)  Amounts are included in Investments in securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended December 31, 2022 in accordance with ASC 815:

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(e)
Currency Risk	$(34,544,476)

(e)  Amount are included in Realized Loss on Investments in the Consolidated Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES

PRIMARY RISK EXPOSURE	PURCHASED OPTIONS(f)
Currency Risk	$28,321,660

(f)  Amount are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

At December 31, 2022, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES	ASSETS(g)		LIABILITIES(g)
Purchased Options	$2,842,169	(d)	$—

(d)  Amounts are included in Investments in securities in the Consolidated Statement of Assets and Liabilities.

(g)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of December 31, 2022:

GROSS AMOUNTS NOT OFFSET IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN THE CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED(h)	NET AMOUNT (NOT LESS THAN $0)
Goldman Sachs International	$8,991	$—	$(8,991)	$0
JP Morgan Chase Bank NA	1,315,751	—	(1,315,751)	0
Standard Chartered Bank	1,517,427	—	(1,517,427)	0
Total	$2,842,169	$—	$(2,842,169)	$0

(h)  In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the year ended December 31, 2022, the average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	3,577,720,952
Derivative Contracts — PIPE:
Average monthly notional amount	$7,108,440

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $2 billion; 0.62% to the portion of the daily net assets exceeding $2 billion but not exceeding $3 billion; and 0.595% to the portion of the daily net assets exceeding $3 billion. For the year ended December 31, 2022, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.64% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.27% for Class A, 1.77% for Class L, 0.92% for Class I, 2.02% for Class C, 0.85% for Class R6 and 0.85% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the year ended December 31, 2022, $5,490 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class L — up to 0.75% of the average daily net assets of Class L shares; and (iii) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.75% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the year ended December 31, 2022, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.75% and 1.00%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2022, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares and Class C shares of $29,465 and $73,046, respectively, and received $568,507 in front-end sales charges from

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

sales of the Fund's Class A shares. The respective shareholders pay such charges, which are not an expense of the Fund.

6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2022		FOR THE YEAR ENDED DECEMBER 31, 2021
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	4,834,974	$176,017,124	10,616,212	$916,595,623
Reinvestment of distributions	12,992,439	247,376,038	5,221,162	352,741,676
Redeemed	(19,065,947)	(696,248,708)	(18,514,744)	(1,518,120,669)
Net decrease — Class A	(1,238,534)	(272,855,546)	(2,677,370)	(248,783,370)
CLASS L SHARES
Exchanged	19,347	157,819	4,037	173,112
Reinvestment of distributions	958,835	7,632,325	215,847	8,856,193
Redeemed	(433,484)	(6,612,431)	(170,977)	(9,082,634)
Net increase (decrease) — Class L	544,698	1,177,713	48,907	(53,329)
CLASS I SHARES
Sold	15,195,562	632,836,884	17,273,303	1,672,434,950
Reinvestment of distributions	7,125,169	168,225,252	4,192,753	328,753,768
Redeemed	(34,842,250)	(1,481,158,727)	(20,385,272)	(1,896,553,153)
Net increase (decrease) — Class I	(12,521,519)	(680,096,591)	1,080,784	104,635,565
CLASS C SHARES
Sold	987,259	18,381,644	1,987,315	108,901,470
Reinvestment of distributions	7,511,855	55,437,490	1,914,285	76,035,417
Redeemed	(5,221,442)	(94,785,067)	(2,102,715)	(105,114,895)
Net increase (decrease) — Class C	3,277,672	(20,965,933)	1,798,885	79,821,992
CLASS R6* SHARES
Sold	485,492	19,953,745	1,829,905	183,982,049
Reinvestment of distributions	955,988	22,819,431	304,036	24,000,568
Redeemed	(731,555)	(30,673,760)	(452,230)	(43,843,320)
Net increase — Class R6	709,925	12,099,416	1,681,711	164,139,297
CLASS IR SHARES
Reinvestment of dividends and distributions	93	2,237	280,243	22,195,273
Redeemed	(2,528,629)	(116,441,602)	(1,175,263)	(113,779,301)
Net Decrease — Class IR	(2,528,536)	(116,439,365)	(895,020)	(91,584,028)
Net increase (decrease) in Fund	(11,756,294)	$(1,077,080,306)	1,037,897	$8,176,127

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

7. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS, Inc."). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the year ended December 31, 2022, EVM earned $0 for providing such services.

8. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

9. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the year ended December 31, 2022, aggregated $1,011,574,697 and $2,569,074,472, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended December 31, 2022, advisory fees paid were reduced by $57,793 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the year ended December 31, 2022 is as follows:

AFFILIATED INVESTMENT COMPANY	VALUE DECEMBER 31, 2021	PURCHASES AT COST	PROCEEDS FROM SALES	DIVIDEND INCOME	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE DECEMBER 31, 2022
Liquidity Funds	$65,337,091	$1,165,544,017	$1,218,442,913	$396,127	$—	$—	$12,438,195

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

During the year ended December 31, 2022, the Fund incurred $7,480 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the year ended December 31, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

10. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a RIC and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2022 remains subject to examination by taxing authorities.

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2022 and 2021 was as follows:

2022 DISTRIBUTIONS PAID FROM:		2021 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME	LONG-TERM CAPITAL GAIN
$—	$505,623,988	$67,206,228	$750,863,922

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits and a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2022:

TOTAL ACCUMULATED LOSS	PAID-IN- CAPITAL
$(92,945,955)	$92,945,955

At December 31, 2022, the Fund had no distributable earnings on a tax basis.

At December 31, 2022, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of $365,364,046 and $708,334,959, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

11. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker/dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of the Fund's investments and exacerbate pre-existing risks to the Fund. For example, coronavirus ("COVID-19") and associated recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) may be adversely affected because of these and similar types of factors and developments.

Special Purpose Acquisition Companies ("SPAC"): The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing

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Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

12. Credit Facility

The Fund and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility, which is allocated among participating funds based on relative net assets. During the year ended December 31, 2022, the Fund did not have any borrowings under the Facility.

13. Other

At December 31, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 45.0%.

Morgan Stanley Insight Fund

Notes to Consolidated Financial Statements  ◼  December 31, 2022 continued

14. Results of Special Meeting of Shareholders (unaudited)

On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Trustees by all shareholders:

	FOR	AGAINST
Frances L. Cashman	70,480,150	3,362,311
Nancy C. Everett	70,391,968	3,450,493
Eddie A. Grier	70,387,725	3,454,736
Jakki L. Haussler	70,353,955	3,488,506
Patricia A. Maleski	70,468,041	3,374,420

Morgan Stanley Insight Fund

Consolidated Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2022		2021		2020(1)		2020(1)		2019(1)		2018(1)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$65.88		$80.81		$87.67		$43.85		$39.12		$40.28
Income (loss) from investment operations:
Net investment loss(2)	(0.34)		(0.79)		(0.07)		(0.65)		(0.29)		(0.24)
Net realized and unrealized gain (loss)	(39.30)		(4.30)		0.53		47.31		8.07		8.25
Total income (loss) from investment operations	(39.64)		(5.09)		0.46		46.66		7.78		8.01
Less distributions from:
Net investment income	—		(0.02)		—		—		—		—
Net realized gain	(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Total distributions	(8.96)		(9.84)		(7.32)		(2.84)		(3.05)		(9.17)
Net asset value, end of period	$17.28		$65.88		$80.81		$87.67		$43.85		$39.12
Total Return(3)	(61.43)%		(6.60)%		0.44	%(6)	114.36%		21.87%		24.69%
Ratios to Average Net Assets:
Net expenses	1.15	%(4)	1.10	%(4)	1.05	%(4)(7)	1.09	%(4)	1.16	%(4)	1.14	%(4)
Net expenses excluding interest expenses	N/A		1.10	%(4)	N/A		1.09	%(4)	N/A		N/A
Net investment loss	(0.94	)%(4)	(0.92	)%(4)	(1.02	)%(4)(7)	(1.08	)%(4)	(0.70	)%(4)	(0.64	)%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.01	%(7)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$660,505		$2,599,064		$3,404,472		$3,311,047		$1,047,509		$633,294
Portfolio turnover rate	37%		72%		17	%(6)	55%		93%		73%

  (1)  Not consolidated.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2022		2021		2020(1)		2020(1)		2019(1)		2018(1)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$40.00		$53.31		$60.31		$31.22		$28.88		$32.18
Income (loss) from investment operations:
Net investment loss(2)	(0.30)		(0.76)		(0.07)		(0.62)		(0.35)		(0.30)
Net realized and unrealized gain (loss)	(23.51)		(2.73)		0.39		32.55		5.74		6.17
Total income (loss) from investment operations	(23.81)		(3.49)		0.32		31.93		5.39		5.87
Less distributions from:
Net investment income	—		(0.00	)(3)	—		—		—		—
Net realized gain	(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Total distributions	(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Net asset value, end of period	$7.23		$40.00		$53.31		$60.31		$31.22		$28.88
Total Return(4)	(61.64)%		(6.98)%		0.39	%(7)	113.35%		21.29%		24.10%
Ratios to Average Net Assets:
Net expenses	1.62	%(5)	1.53	%(5)	1.52	%(5)(8)	1.58	%(5)	1.63	%(5)	1.62	%(5)
Net expenses excluding interest expenses	N/A		1.53	%(5)	N/A		1.58	%(5)	N/A		N/A
Net investment loss	(1.41	)%(5)	(1.35	)%(5)	(1.49	)%(5)(8)	(1.56	)%(5)	(1.20	)%(5)	(1.08	)%(5)
Rebate from Morgan Stanley affiliate	0.00	%(6)	0.00	%(6)	0.01	%(8)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$11,949		$44,361		$56,517		$57,565		$31,998		$29,730
Portfolio turnover rate	37%		72%		17	%(7)	55%		93%		73%

  (1)  Not consolidated.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Amount is less than $0.005 per share.

  (4)  Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  Amount is less than 0.005%.

  (7)  Not annualized.

  (8)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2022		2021		2020(1)		2020(1)		2019(1)		2018(1)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$76.46		$91.91		$98.70		$48.87		$43.14		$43.40
Income (loss) from investment operations:
Net investment loss(2)	(0.30)		(0.63)		(0.06)		(0.57)		(0.20)		(0.16)
Net realized and unrealized gain (loss)	(45.76)		(4.96)		0.59		53.24		8.98		9.07
Total income (loss) from investment operations	(46.06)		(5.59)		0.53		52.67		8.78		8.91
Less distributions from:
Net investment income	—		(0.04)		—		—		—		—
Net realized gain	(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Total distributions	(8.96)		(9.86)		(7.32)		(2.84)		(3.05)		(9.17)
Net asset value, end of period	$21.44		$76.46		$91.91		$98.70		$48.87		$43.14
Total Return(3)	(61.32)%		(6.35)%		0.46	%(6)	114.94%		22.17%		25.06%
Ratios to Average Net Assets:
Net expenses	0.90	%(4)	0.83	%(4)	0.81	%(4)(7)	0.83	%(4)	0.90	%(4)	0.85	%(4)
Net expenses excluding interest expenses	N/A		0.83	%(4)	N/A		0.83	%(4)	N/A		N/A
Net investment loss	(0.70	)%(4)	(0.65	)%(4)	(0.78	)%(4)(7)	(0.82	)%(4)	(0.43	)%(4)	(0.38	)%(4)
Rebate from Morgan Stanley affiliate	0.00	%(5)	0.00	%(5)	0.01	%(7)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$501,518		$2,746,086		$3,201,566		$3,150,156		$730,090		$255,670
Portfolio turnover rate	37%		72%		17	%(6)	55%		93%		73%

  (1)  Not consolidated.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Calculated based on the net asset value as of the last business day of the period.

  (4)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (5)  Amount is less than 0.005%.

  (6)  Not annualized.

  (7)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2022		2021		2020(1)		2020(1)		2019(1)		2018(1)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$38.71		$52.06		$59.08		$30.72		$28.53		$31.96
Income (loss) from investment operations:
Net investment loss(2)	(0.35)		(0.88)		(0.08)		(0.74)		(0.42)		(0.42)
Net realized and unrealized gain (loss)	(22.70)		(2.65)		0.38		31.94		5.66		6.16
Total income (loss) from investment operations	(23.05)		(3.53)		0.30		31.20		5.24		5.74
Less distributions from:
Net investment income	—		(0.00	)(3)	—		—		—		—
Net realized gain	(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Total distributions	(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Net asset value, end of period	$6.70		$38.71		$52.06		$59.08		$30.72		$28.53
Total Return(4)	(61.68)%		(7.25)%		0.38	%(8)	112.77%		21.00%		23.77%
Ratios to Average Net Assets:
Net expenses	1.88	%(5)	1.80	%(5)(6)	1.77	%(5)(9)	1.83	%(5)	1.90	%(5)	1.89	%(5)
Net expenses excluding interest expenses	N/A		1.80	%(5)(6)	N/A		1.83	%(5)	N/A		N/A
Net investment loss	(1.67	)%(5)	(1.62	)%(5)(6)	(1.73	)%(5)(9)	(1.82	)%(5)	(1.44	)%(5)	(1.49	)%(5)
Rebate from Morgan Stanley affiliate	0.00	%(7)	0.00	%(7)	0.01	%(9)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$83,721		$357,118		$386,615		$373,580		$117,696		$28,371
Portfolio turnover rate	37%		72%		17	%(8)	55%		93%		73%

  (1)  Not consolidated.

  (2)  The per share amounts were computed using an average number of shares outstanding during the period.

  (3)  Amount is less than $0.005 per share.

  (4)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2021	1.81%	(1.63)%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,
	2022		2021		2020(2)		2020(2)		2019(2)		2018(2)
Class R6 Shares(1)
Selected Per Share Data:
Net asset value, beginning of period	$76.99		$92.39		$99.17		$49.05		$43.34		$43.55
Income (loss) from investment operations:
Net investment loss(3)	(0.24)		(0.52)		(0.06)		(0.60)		(0.11)		(0.24)
Net realized and unrealized gain (loss)	(46.12)		(5.01)		0.60		53.56		8.87		9.20
Total income (loss) from investment operations	(46.36)		(5.53)		0.54		52.96		8.76		8.96
Less distributions from:
Net investment income	—		(0.05)		—		—		—		—
Net realized gain	(8.96)		(9.82)		(7.32)		(2.84)		(3.05)		(9.17)
Total distributions	(8.96)		(9.87)		(7.32)		(2.84)		(3.05)		(9.17)
Net asset value, end of period	$21.67		$76.99		$92.39		$99.17		$49.05		$43.34
Total Return(4)	(61.29)%		(6.24)%		0.46	%(8)	115.12%		22.01%		25.09%
Ratios to Average Net Assets:
Net expenses	0.78	%(5)(6)	0.72	%(5)(6)	0.71	%(5)(9)	0.73	%(5)(6)	0.77	%(5)(6)	0.84	%(5)(6)
Net expenses excluding interest expenses	N/A		0.72	%(5)(6)	N/A		0.73	%(5)(6)	N/A		N/A
Net investment loss	(0.57	)%(5)(6)	(0.53	)%(5)(6)	(0.68	)%(5)(9)	(0.75	)%(5)(6)	(0.22	)%(5)(6)	(0.57	)%(5)(6)
Rebate from Morgan Stanley affiliate	0.01%		0.00	%(7)	0.01	%(9)	0.01%		0.01%		0.01%
Supplemental Data:
Net assets, end of period, in thousands	$74,343		$209,463		$95,977		$81,699		$423		$730
Portfolio turnover rate	37%		72%		17	%(8)	55%		93%		73%

  (1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

  (2)  Not consolidated.

  (3)  The per share amounts were computed using an average number of shares outstanding during the period.

  (4)  Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
December 31, 2022	0.79%	(0.58)%
December 31, 2021	0.73	(0.54)
November 30, 2020	0.76	(0.78)
November 30, 2019	0.78	(0.23)
November 30, 2018	2.80	(2.53)

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Consolidated Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,				FOR THE PERIOD DECEMBER 1, 2020 TO DECEMBER 31,		FOR THE YEAR ENDED NOVEMBER 30,		FOR THE PERIOD JULY 12, 2019(2) TO NOVEMBER 30,
	2022		2021		2020(1)		2020(1)		2019(1)
Class IR Shares
Selected Per Share Data:
Net asset value, beginning of period	$77.24		$92.65		$99.43		$49.17		$51.67
Income (loss) from investment operations:
Net investment loss(3)	(0.29)		(0.54)		(0.06)		(0.47)		(0.05)
Net realized and unrealized gain (loss)	(46.22)		(5.00)		0.60		53.57		(2.45)
Total income (loss) from investment operations	(46.51)		(5.54)		0.54		53.10		(2.50)
Less dividends and distributions from:
Net investment income	—		(0.05)		—		—		—
Net realized gain	(8.96)		(9.82)		(7.32)		(2.84)		—
Total dividends and distributions	(8.96)		(9.87)		(7.32)		(2.84)		—
Net asset value, end of period	$21.77		$77.24		$92.65		$99.43		$49.17
Total Return(4)	(61.29)%		(6.23)%		0.46	%(8)	115.13%		(4.84	)%(8)
Ratios to Average Net Assets:
Net expenses	0.76	%(5)	0.72	%(5)	0.71	%(5)(9)	0.73	%(5)	0.77	%(5)(6)(9)
Net expenses excluding interest expenses	N/A		0.72	%(5)	N/A		0.73	%(5)	N/A
Net investment loss	(0.61	)%(5)	(0.55	)%(5)	(0.68	)%(5)(9)	(0.71	)%(5)	(0.28	)%(5)(6)(9)
Rebate from Morgan Stanley affiliate	0.00	%(7)	0.00	%(7)	0.01	%(9)	0.01%		0.01	%(9)
Supplemental Data:
Net assets, end of period, in thousands	$7		$195,328		$317,213		$315,757		$133,266
Portfolio turnover rate	37%		72%		17	%(8)	55%		93%

  (1)  Not consolidated.

  (2)  Commencement of Offering.

  (3)  The per share amounts were computed using an average number of shares outstanding during the period.

  (4)  Calculated based on the net asset value as of the last business day of the period.

  (5)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (6)  If the Fund had borne all of its expenses that were waived by the Adviser/Administrator, the annualized expense and net investment loss ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT LOSS RATIO
November 30, 2019	0.81%	(0.32)%

  (7)  Amount is less than 0.005%.

  (8)  Not annualized.

  (9)  Annualized.

See Notes to Consolidated Financial Statements

Morgan Stanley Insight Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Insight Fund:

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities of Morgan Stanley Insight Fund (the "Fund"), including the consolidated portfolio of investments, as of December 31, 2022, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets and the consolidated financial highlights for each of the two years in the period then ended, the financial highlights for the period from December 1, 2020 through December 31, 2020 and for each of the three years in the period ended November 30, 2020, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of Morgan Stanley Insight Fund at December 31, 2022, the consolidated results of its operations for the year then ended, the consolidated changes in its net assets and its consolidated financial highlights for each of the two years in the period then ended and its financial highlights for the period from December 1, 2020 through December 31, 2020 and for each of the three years in the period ended November 30, 2020, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund's internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Morgan Stanley investment companies since 2000.
Boston, Massachusetts
February 28, 2023

Morgan Stanley Insight Fund

Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Trustees (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited)   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley Insight Fund

U.S. Customer Privacy Notice (unaudited) continued   April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker/dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Frank L. Bowman c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1944	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (2007-2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996) and on the Joint Staff as Director of Political Military Affairs (June 1992-July 1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mèrite by the French Government; elected to the National Academy of Engineering (2009).

85

Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a former member of the CNA Military Advisory Board; Chairman of Fairhaven United Methodist Church Board of Trustees; Member of the Board of Advisors of the Dolphin Scholarship Foundation; Director of other various nonprofit organizations; formerly, Director of BP, plc (November 2010-May 2019).

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Frances L. Cashman c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1961	Trustee	Trustee since February 2022	Chief Executive Officer, Asset Management Division, Director or Trustee of various Morgan Stanley Funds (since February 2022); Delinian Ltd. (financial information) (May 2021-Present); Executive Vice President and various other roles, Legg Mason & Co. (asset management) (2010-2020); Managing Director, Stifel Nicolaus (2005-2010).	86

Trustee and Investment Committee Member, GeorgiaTech Foundation (since June 2019); Trustee and Chair of Marketing Committee, Member of Investment Committee, Loyola Blakefield (Since September 2017); Trustee, MMI Gateway Foundation (since September 2017); Director and Investment Committee Member, Catholic Community Foundation Board (2012-2018); Director and Investment Committee Member, St. Ignatius Loyola Academy (2011-2017).

Kathleen A. Dennis c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1953	Trustee	Since August 2006	Chairperson of the Governance Committee (since January 2021), Chairperson of the Liquidity and Alternatives Sub-Committee of the Investment Committee (2006-2020) and Director or Trustee of various Morgan Stanley Funds (since August 2006); President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	85	Board Member, University of Albany Foundation (2012-present); Board Member, Mutual Funds Directors Forum (2014-present); Director of various non-profit organizations.

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Nancy C. Everett c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1955	Trustee	Since January 2015	Chairperson of the Equity Investment Committee (since January 2021); Director or Trustee of various Morgan Stanley Funds (since January 2015); Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner, OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013) and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	86

Formerly, Member of Virginia Commonwealth University School of Business Foundation (2005-2016); Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

Eddie A. Grier c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1955	Trustee	Trustee since February 2022	Dean, Santa Clara University Leavey School of Business (since July 2021); Director or Trustee of various Morgan Stanley Funds (since February 2022); Dean, Virginia Commonwealth University School of Business (2010-2021); President and various other roles, Walt Disney Company (entertainment and media) (1981-2010).	86

Director, Witt/Keiffer, Inc. (executive search) (since 2016); Director, NuStar GP, LLC (energy) (since August 2021); Director, Sonida Senior Living, Inc. (residential community operator) (2016-2021); Director, NVR, Inc. (homebuilding) (2013-2020); Director, Middleburg Trust Company (wealth management) (2014-2019); Director, Colonial Williamsburg Company (2012-2021); Regent, University of Massachusetts Global (since 2021); Director and Chair, ChildFund International (2012-2021); Trustee, Brandman University (2010-2021); Director, Richmond Forum (2012-2019).

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Jakki L. Haussler c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1957	Trustee	Since January 2015	Chairperson of the Audit Committee (January 2023), Director or Trustee of various Morgan Stanley Funds (since January 2015); Chairman, Opus Capital Group (since 1996); formerly, Chief Executive Officer, Opus Capital Group (1996-2019); Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	86

Director, Vertiv Holdings Co. (VRT) (August 2022); Director, Barnes Group Inc. (since July 2021); Director of Cincinnati Bell Inc. and Member, Audit Committee and Chairman, Governance and Nominating Committee (2008-2021); Director of Service Corporation International and Member, Audit Committee and Investment Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Center for Law and Entrepreneurship; Director of Best Transport (2005-2019); Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Dr. Manuel H. Johnson c/o Johnson Smick International, Inc. 220 I Street, NE Suite 200 Washington, D.C. 20002 Birth Year: 1949	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Fixed Income, Liquidity and Alternatives Investment Committee (since January 2021), Chairperson of the Investment Committee (2006-2020) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly, Chairperson of the Audit Committee (July 1991-September 2006); Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	85	Director of NVR, Inc. (home construction).

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Joseph J. Kearns c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1942	Trustee	Since August 1994	Senior Adviser, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee of various Morgan Stanley Funds (August 1994-December 2022), Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006); CFO of the J. Paul Getty Trust (1982-1999).	86	Director, Rubicon Investments (since February 2019); Prior to August 2016, Director of Electro Rent Corporation (equipment leasing); Prior to December 31, 2013, Director of The Ford Family Foundation.
Michael F. Klein c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1958	Trustee	Since August 2006

Chairperson of the Risk Committee (since January 2021); Managing Director, Aetos Alternatives Management, LP (since March 2000); Co-President, Aetos Alternatives Management, LP (since January 2004) and Co-Chief Executive Officer of Aetos Alternatives Management, LP (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (2006-2020) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management and President, various Morgan Stanley Funds (June 1998-March 2000); Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				85	Director of certain investment funds managed or sponsored by Aetos Alternatives Management, LP; Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Name, Address and Birth Year of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Funds in Fund Complex Overseen by Independent Trustee**	Other Directorships Held by Independent Trustee During Past 5 Years***
Patricia A. Maleski c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1960	Trustee	Since January 2017	Director or Trustee of various Morgan Stanley Funds (since January 2017); Managing Director, JPMorgan Asset Management (2004-2016); Oversight and Control Head of Fiduciary and Conflicts of Interest Program (2015-2016); Chief Control Officer-Global Asset Management (2013-2015); President, JPMorgan Funds (2010-2013); Chief Administrative Officer (2004-2013); various other positions including Treasurer and Board Liaison (since 2001).	86	Trustee (since January 2022) and Treasurer (since January 2023), Nutley Family Service Bureau, Inc.
W. Allen Reed c/o Perkins Coie LLP Counsel to the Independent Trustees 1155 Avenue of the Americas 22nd Floor New York, NY 10036 Birth Year: 1947	Chair of the Board and Trustee	Chair of the Board since August 2020 and Trustee since August 2006	Chair of the Boards of various Morgan Stanley Funds (since August 2020); Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Vice Chair of the Boards of various Morgan Stanley Funds (January 2020-August 2020); President and Chief Executive Officer of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	85	Formerly, Director of Legg Mason, Inc. (2006-2019); and Director of the Auburn University Foundation (2010-2015).

  *  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

  **  The Fund Complex includes (as of December 31, 2022) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

  ***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

Morgan Stanley Insight Fund

Trustee and Officer Information (unaudited) continued

Executive Officers:

Name, Address and Birth Year of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon 522 Fifth Avenue New York, NY 10036 Birth Year: 1963	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex; Managing Director of the Adviser.

Deidre A. Downes 1633 Broadway New York, NY 10019 Birth Year: 1977	Chief Compliance Officer	Since November 2021

Executive Director of the Adviser (since January 2021) and Chief Compliance Officer of various Morgan Stanley Funds (since November 2021). Formerly, Vice President and Corporate Counsel at PGIM and Prudential Financial (October 2016-December 2020).

Francis J. Smith 522 Fifth Avenue New York, NY 10036 Birth Year: 1965	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Managing Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin 1633 Broadway New York, NY 10019 Birth Year: 1967	Secretary	Since June 1999	Managing Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).
Michael J. Key 522 Fifth Avenue New York, NY 10036 Birth Year: 1979	Vice President	Since June 2017

Vice President of the Equity and Fixed Income Funds, Liquidity Funds, various money market funds and the Morgan Stanley AIP Funds in the Fund Complex (since June 2017); Managing Director of the Adviser; Head of Product Development for Equity and Fixed Income Funds (since August 2013).

The Fund's statement of additional information includes further information about the Fund's Trustees and Officers, and is available without charge by visiting www.morganstanley.com/im/shareholderreports or upon request by calling 1 (800) 869-6397.

  *  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves an indefinite term, until his or her successor is elected.

Morgan Stanley Insight Fund

Federal Tax Notice (unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2022.

The Fund designated and paid $505,623,988 as a long-term capital gain distribution.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Co-Transfer Agent

Eaton Vance Management
Two International Place
Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2023 Morgan Stanley

INSIGHTANN
5448327 EXP 02.29.24

Item 2.  Code of Ethics.

(a)          The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	No information need be disclosed pursuant to this paragraph.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)

(1)	The registrant’s Code of Ethics is attached hereto as Exhibit 13 A.

(2)	Not applicable.

(3)	Not applicable.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Jakki L. Haussler, an “independent” Trustee, is an “audit committee financial expert" serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2022

	Registrant		Covered Entities(1)
Audit Fees	$59,427		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$—	(3)	$—	(4)
All Other Fees	$—		$5,778,872	(5)
Total Non-Audit Fees	$—		$5,778,872

Total	$59,427		$5,778,872

2021

	Registrant		Covered Entities(1)
Audit Fees	$56,063		N/A

Non-Audit Fees
Audit-Related Fees	$—	(2)	$—	(2)
Tax Fees	$—	(3)	$26,678,468	(4)
All Other Fees	$—		$—	(5)
Total Non-Audit Fees	$—		$26,678,468

Total	$56,063		$26,678,468

N/A- Not applicable, as not required by Item 4.

(1)	Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)	Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
(3)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.
(4)	Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities' tax returns.
(5)

The fees included under “All Other Fees” are for services provided by Ernst & Young LLP related to surprise examinations for certain investment accounts to satisfy SEC Custody Rules and consulting services related to merger integration for sister entity to the Adviser.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004 AND JUNE 12 AND 13, 20193

1.	Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

3 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.	Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.	Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix A. All other Audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-CEN and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix A. All other Audit-related services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.	Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix A. All Tax services in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.	All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix A. Permissible All Other services not listed in Appendix A must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.	Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.	Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Principal Financial and Accounting Officer and must include a detailed description of the services to be rendered. The Fund’s Principal Financial and Accounting Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee or Chairperson of the Audit Committee will be submitted to the Audit Committee by the Fund's Principal Financial and Accounting Officer, who, after consultation with the Independent Auditors, will discuss whether the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Principal Financial and Accounting Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund’s Principal Financial and Accounting Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund’s Principal Financial and Accounting Officer and management will immediately report to the Chairperson of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Principal Financial and Accounting Officer or any member of management.

9.	Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with the PCAOB’s Ethics and Independence Rule 3526, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.	Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

Morgan Stanley Funds

Morgan Stanley & Co. LLC

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

Morgan Stanley Smith Barney LLC

Morgan Stanley Capital Management LLC

Morgan Stanley Asia Limited

Morgan Stanley Services Group

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)  Not applicable.

(g)  See table above.

(h)  The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

APPENDIX A

Pre-Approved Audit Services

Service Range of Fees
	The Fund(s)	Covered Entities
Statutory audits or financial audits for the Funds	For a complete list of fees, please contact the legal department **	N/A

Services associated with SEC registration statements (including new fund filings/seed audits), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters

	*	*

Consultations by the Fund’s management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be “audit related” services rather than “audit” services)

	*	*

Pre-Approved Audit-Related Services

Service Range of Fees
	The Fund(s)	Covered Entities
Attest procedures not required by statute or regulation	*	*
Due diligence services pertaining to potential fund mergers	*	*

Consultations by the Fund’s management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be “audit” services rather than “audit-related” services)

	*	*
General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act	*	*

Pre-Approved Tax Services

Service Range of Fees
	The Fund(s)	Covered Entities
U.S. federal, state and local tax planning and advice	*	*
U.S. federal, state and local tax compliance	*	*
International tax planning and advice	*	*
International tax compliance	*	*
Review/preparation of federal, state, local and international income, franchise, and other tax returns	$450,000 PwC	N/A
Identification of Passive Foreign Investment Companies	$175,000 PwC	*
PwC ITV Tool – assist in determining which Fund holdings have foreign capital gains tax exposure	$125,000 PwC	*
Foreign Tax Services - Preparation of local foreign tax returns and assistance with local tax compliance issues (including maintenance of transaction schedules, assistance in periodic tax remittances, tax registration, representing funds before foreign revenue authorities and assistance with assessment orders)	$500,000 PwC	*
Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies	*	*
Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund’s tax compliance function)	*	*

Pre-Approved All Other Services

Service Range of Fees
	The Fund(s)	Covered Entities
Risk management advisory services, e.g., assessment and testing of security infrastructure controls	*	*

*Aggregate fees related to the pre-approved services will be limited to 10% of the 2022/2023 annual fees for audit and tax services (see fee schedule distributed by the Auditors).

** Audit and tax services for new funds/portfolios will be subject to the maximum audit and tax fee for a fund/portfolio on fee schedule distributed by the Auditors.

Prohibited Non-Audit Services

●	Bookkeeping or other services related to the accounting records or financial statements of the audit client

●	Financial information systems design and implementation

●	Appraisal or valuation services, fairness opinions or contribution-in-kind reports

●	Actuarial services

●	Internal audit outsourcing services

●	Management functions

●	Human resources

●	Broker-dealer, investment adviser or investment banking services

●	Legal services

●	Expert services unrelated to the audit

(i)       Not Applicable.

(j)       Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Nancy C. Everett, Eddie A. Grier and Jakki L. Haussler.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 Certification

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insight Fund

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer

February 16, 2023

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer

February 16, 2023